Restricted financial assets	12 Months Ended
Dec. 31, 2017
Disclosure Restricted Financial Assets [Line Items]
Restricted Assets Disclosure Text Block

Note 23 Restricted and transferred financial assets

This Note provides information on restricted financial assets (Note 23a), transfers of financial assets (Note 23b and 23c) and financial assets that are received as collateral with the right to resell or repledge these assets (Note 23d).

a) Restricted financial assets

Restricted financial assets consist of assets pledged as collateral against an existing liability or contingent liability and other assets that are otherwise explicitly restricted such that they cannot be used to secure funding.

Financial assets are mainly pledged as collateral in securities lending transactions, in repurchase transactions, against loans from Swiss mortgage institutions and in connection with the issuance of covered bonds. The Group generally enters into repurchase and securities lending arrangements under standard market agreements. For securities lending, the cash received as collateral may be more or less than the fair value of the securities loaned, depending on the nature of the transaction. For repurchase agreements, the fair value of the collateral sold under an agreement to repurchase is generally in excess of the cash borrowed. Pledged mortgage loans serve as collateral for existing liabilities against Swiss central mortgage institutions and for existing covered bond issuances of CHF 12,457 million as of 31 December 2017 (31 December 2016: CHF 14,137 million).

Other restricted financial assets include assets protected under client asset segregation rules, assets held by the Group’s insurance entities to back related liabilities to the policy holders, assets held in certain jurisdictions to comply with explicit minimum local asset maintenance requirements and assets held in consolidated bankruptcy remote entities such as certain investment funds and other structured entities. The carrying value of the liabilities associated with these other restricted financial assets is generally equal to the carrying value of the assets, with the exception of assets held to comply with local asset maintenance requirements, for which the associated liabilities are greater.

UBS Group AG and its subsidiaries are, in certain cases, subject to regulatory requirements that affect the transfer of dividends and capital within the Group. Certain regulated subsidiaries are required to maintain capital and / or liquidity to comply with local regulations and may be subject to prudential limitations by regulators that limit the amount of funds that they can distribute or otherwise transfer. Supervisory authorities generally have discretion to impose higher requirements or to otherwise limit the activities of subsidiaries. Supervisory authorities also may require entities to measure capital and leverage ratios on a stressed basis, such as the Federal Reserve Board’s Comprehensive Capital Analysis and Review (CCAR) process that affects UBS Americas Holding LLC, and may limit the ability of the entity to engage in new activities or take capital actions based on the results of those tests. Non-regulated subsidiaries are generally not subject to such requirements and transfer restrictions. However, restrictions can also be the result of different legal, regulatory, contractual, entity- or country-specific arrangements and / or requirements.

Restricted financial assets
CHF million	31.12.17	31.12.16
Financial assets pledged as collateral
Trading portfolio assets	46,219	36,549
of which: assets pledged as collateral that may be sold or repledged by counterparties	35,363	30,260
Loans[1]	17,631	19,887
Financial assets designated at fair value	170	776
of which: assets pledged as collateral that may be sold or repledged by counterparties	170	636
Total financial assets pledged as collateral[2]	64,020	57,213

Other restricted financial assets
Due from banks	3,280	2,625
Reverse repurchase agreements	0	658
Trading portfolio assets	12,273	12,129
Cash collateral receivables on derivative instruments	3,822	4,329
Loans	1,256	958
Financial assets designated at fair value	2,602	328
Financial assets available for sale	246	247
Other	95	5,195
Total other restricted financial assets	23,573	26,470
Total financial assets pledged and other restricted financial assets	87,593	83,683
1 All related to mortgage loans that serve as collateral for existing liabilities against Swiss central mortgage institutions and for existing covered bond issuances. Of these pledged mortgage loans, approximately CHF 2.1 billion for 31 December 2017 (31 December 2016: approximately CHF 1.9 billion) could be withdrawn or used for future liabilities or covered bond issuances without breaching existing collateral requirements. 2 Does not include assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes (31 December 2017: CHF 2.5 billion; 31 December 2016: CHF 4.7 billion).

UBS AG
Disclosure Restricted Financial Assets [Line Items]
Restricted Assets Disclosure Text Block

Note 23 Restricted and transferred financial assets

This Note provides information on restricted financial assets (Note 23a), transfers of financial assets (Note 23b and 23c) and financial assets that are received as collateral with the right to resell or repledge these assets (Note 23d).

a) Restricted financial assets

Restricted financial assets consist of assets pledged as collateral against an existing liability or contingent liability and other assets that are otherwise explicitly restricted such that they cannot be used to secure funding.

Financial assets are mainly pledged as collateral in securities lending transactions, in repurchase transactions, against loans from Swiss mortgage institutions and in connection with the issuance of covered bonds. The Group generally enters into repurchase and securities lending arrangements under standard market agreements. For securities lending, the cash received as collateral may be more or less than the fair value of the securities loaned, depending on the nature of the transaction. For repurchase agreements, the fair value of the collateral sold under an agreement to repurchase is generally in excess of the cash borrowed. Pledged mortgage loans serve as collateral for existing liabilities against Swiss central mortgage institutions and for existing covered bond issuances of CHF 12,457 million as of 31 December 2017 (31 December 2016: CHF 14,137 million).

Other restricted financial assets include assets protected under client asset segregation rules, assets held by the Group’s insurance entities to back related liabilities to the policy holders, assets held in certain jurisdictions to comply with explicit minimum local asset maintenance requirements and assets held in consolidated bankruptcy remote entities such as certain investment funds and other structured entities. The carrying value of the liabilities associated with these other restricted financial assets is generally equal to the carrying value of the assets, with the exception of assets held to comply with local asset maintenance requirements, for which the associated liabilities are greater.

UBS Group AG and its subsidiaries are, in certain cases, subject to regulatory requirements that affect the transfer of dividends and capital within the Group. Certain regulated subsidiaries are required to maintain capital and / or liquidity to comply with local regulations and may be subject to prudential limitations by regulators that limit the amount of funds that they can distribute or otherwise transfer. Supervisory authorities generally have discretion to impose higher requirements or to otherwise limit the activities of subsidiaries. Supervisory authorities also may require entities to measure capital and leverage ratios on a stressed basis, such as the Federal Reserve Board’s Comprehensive Capital Analysis and Review (CCAR) process that affects UBS Americas Holding LLC, and may limit the ability of the entity to engage in new activities or take capital actions based on the results of those tests. Non-regulated subsidiaries are generally not subject to such requirements and transfer restrictions. However, restrictions can also be the result of different legal, regulatory, contractual, entity- or country-specific arrangements and / or requirements.

Restricted financial assets
CHF million	31.12.17	31.12.16
Financial assets pledged as collateral
Trading portfolio assets	46,257	36,549
of which: assets pledged as collateral that may be sold or repledged by counterparties	35,363	30,260
Loans[1]	17,631	19,887
Financial assets designated at fair value	170	776
of which: assets pledged as collateral that may be sold or repledged by counterparties	170	636
Total financial assets pledged as collateral[2]	64,059	57,213

Other restricted financial assets
Due from banks	3,280	2,625
Reverse repurchase agreements	0	658
Trading portfolio assets	12,273	12,129
Cash collateral receivables on derivative instruments	3,822	4,329
Loans	1,256	958
Financial assets designated at fair value	2,225	0
Financial assets available for sale	246	247
Other	95	5,195
Total other restricted financial assets	23,196	26,141
Total financial assets pledged and other restricted financial assets	87,255	83,354
1 All related to mortgage loans that serve as collateral for existing liabilities against Swiss central mortgage institutions and for existing covered bond issuances. Of these pledged mortgage loans, approximately CHF 2.1 billion for 31 December 2017 (31 December 2016: approximately CHF 1.9 billion) could be withdrawn or used for future liabilities or covered bond issuances without breaching existing collateral requirements. 2 Does not include assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes (31 December 2017: CHF 2.5 billion; 31 December 2016: CHF 4.7 billion).